Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jul. 02, 2014
Share-Based Compensation
Maximum number of shares authorized	21,000,000
Expiration period	8 years
Share-based compensation expense (in dollars)	$ 35	$ 21	$ 41
Assumptions used to estimate the fair value of options granted
Fair value of equity per share (in dollars per share)				$ 17.00
Awards granted under 2006 Plan
Shares of Common Stock remaining available for grant	3,100,000
Minimum
Share-Based Compensation
Vesting period	4 years
Maximum
Share-Based Compensation
Vesting period	5 years
Stock options
Assumptions used to estimate the fair value of options granted
Risk-free interest rates, minimum (as a percent)	0.10%	0.10%	0.10%
Risk-free interest rates, maximum (as a percent)	1.40%	1.10%	1.30%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility rates of our common stock, minimum (as a percent)	25.50%	29.00%	30.70%
Expected volatility rates of our common stock, maximum (as a percent)	32.50%	35.20%	37.80%
Awards granted under 2006 Plan
Number of stock option awards outstanding (in shares)	11,800,000	13,400,000
Stock options | Minimum
Assumptions used to estimate the fair value of options granted
Expected life of options	4 years	1 year	1 year
Fair value of equity per share (in dollars per share)	$ 14.76	$ 16.32	$ 10.31
Stock options | Maximum
Assumptions used to estimate the fair value of options granted
Expected life of options	5 years	5 years	5 years
Fair value of equity per share (in dollars per share)	$ 18.28	$ 16.99	$ 12.16
Restricted stock
Awards granted under 2006 Plan
Number of restricted stock outstanding (in shares)	826,129
Number of restricted stock vested (in shares)	47,657